SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Foreign currency translation adjustments	$ 4,749	$ 4,486	$ 5,075
Total accumulated other comprehensive income	$ 4,749	$ 4,486	$ 5,075